Amendment dated July 22, 2008

Appendix to Prospectus of John Hancock Funds II dated December 31, 2007
Floating Rate Income — Class A, B, and C shares

Historical Performance of the Western Asset Floating Rate Income Fund LLC

The Floating Rate Income Fund (the “Fund”) is a series of John Hancock Funds II that commenced operations on December 31, 2007, and, as such, performance information for this Fund is not presented in the prospectus. The Fund is subadvised by the same investment adviser, Western Asset Management Company (“WAMCO”), as the Western Asset Floating Rate Income Fund LLC (the “WAMCO Fund”), has the same portfolio manager(s) and is managed with substantially similar investment objectives, policies and strategies to the WAMCO Fund.

This Appendix presents historical performance information for the Class 1 shares of the WAMCO Fund. Because of the similarities between the Fund and WAMCO Fund, this information may help provide an indication of the Fund’s risks by showing how a similar fund has performed historically. The performance of the WAMCO Fund, however, is not the performance of the Fund, and you should not assume that the Fund will have the same performance as the WAMCO Fund. The performance of the Fund may be greater or less than the performance of the WAMCO Fund due to, among other things, the number of the holdings in and composition of the portfolio in the Fund, as well as the asset size and cash flow differences between the Fund and WAMCO Fund.

Performance information — bar chart and table — are presented on the following page for the WAMCO Fund. The bar chart shows how the WAMCO Fund’s total return has varied over time, and the table shows average annual returns as of the most recent quarter end and since the WAMCO Fund’s inception, September 30, 2003 (as compared with a broad-based market index). The performance of the WAMCO Fund has been calculated net of fees and expenses. All figures assume dividend reinvestment.

The past performance of the WAMCO Fund is no guarantee of future results in managing the Fund. The information in this Appendix does not represent the performance of the Fund or any predecessor to it and is no indication of how it would have performed in the past or would have performed in the future.

The Class A, B and C shares of the Fund have front-end or deferred sales charges. The Class 1 shares of the corresponding WAMCO Fund do not have such charges. The other expenses of the Class A, B and C shares of the Fund, including its Rule 12b-1 fee, are higher than the expenses of the Class 1 shares of the WAMCO Fund. As a result, the total operating fees and expenses of the Fund are higher than those of the WAMCO

Fund and, therefore, the performance shown in the bar chart and table for the Class 1 shares of the WAMCO Fund would be lower if adjusted to reflect the sales charges and higher fees and expenses of the Class A, B and C shares of the Fund.

An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees or fund expenses. As indicated above, past performance does not indicate future results.

Western Asset Floating Rate Income Fund LLC

Corresponding to: Floating Rate Income Fund

WAMCO Fund total returns:
Class 1: 2Q ’08, 5.44%
Best quarter: 4Q ’06, 2.19%
Worst quarter: 3Q ’07, –0.89%

S&P/LSTA Performing Loan Index: The S&P/LSTA Performing Loan Index is a subset of the S&P/LSTA leveraged loan index tracking returns in the leveraged loan market and capturing a broad cross-section of the U.S. leveraged loan market including dollar denominated, U.S. syndicated loans to overseas issuers and excluding those in default.

3280PA 7/08

Amendment dated July 22, 2008

Appendix to Prospectus of John Hancock Funds II dated December 31, 2007
Floating Rate Income — Class I shares

Historical Performance of the Western Asset Floating Rate Income Fund LLC

The Floating Rate Income Fund (the “Fund”) is a series of John Hancock Funds II that commenced operations on December 31, 2007, and, as such, performance information for this Fund is not presented in the prospectus. The Fund is subadvised by the same investment adviser, Western Asset Management Company (“WAMCO”), as the Western Asset Floating Rate Income Fund LLC (the “WAMCO Fund”), has the same portfolio manager(s) and is managed with substantially similar investment objectives, policies and strategies to the WAMCO Fund.

This Appendix presents historical performance information for the Class 1 shares of the WAMCO Fund. Because of the similarities between the Fund and WAMCO Fund, this information may help provide an indication of the Fund’s risks by showing how a similar fund has performed historically. The performance of the WAMCO Fund, however, is not the performance of the Fund, and you should not assume that the Fund will have the same performance as the WAMCO Fund. The performance of the Fund may be greater or less than the performance of the WAMCO Fund due to, among other things, the number of the holdings in and composition of the portfolio in the Fund, as well as the asset size and cash flow differences between the Fund and WAMCO Fund.

Performance information — bar chart and table — are presented on the following page for the WAMCO Fund. The bar chart shows how the WAMCO Fund’s total return has varied over time, and the table shows average annual returns as of the most recent quarter end and since the WAMCO Fund’s inception, September 30, 2003 (as compared with a broad-based market index). The performance of the WAMCO Fund has been calculated net of fees and expenses. All figures assume dividend reinvestment.

The past performance of the WAMCO Fund is no guarantee of future results in managing the Fund. The information in this Appendix does not represent the performance of the Fund or any predecessor to it and is no indication of how it would have performed in the past or would have performed in the future.

The total operating fees and expenses of the Fund are higher than those of the WAMCO Fund and, therefore, the performance shown in the bar chart and table for the Class 1 shares of the WAMCO Fund would be lower if adjusted to reflect the shares of the Fund.

An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees or fund expenses. As indicated above, past performance does not indicate future results.

Western Asset Floating Rate Income Fund LLC

Corresponding to: Floating Rate Income Fund

WAMCO Fund total returns:
Class 1: 2Q ’08, 5.44%
Best quarter: 4Q ’06, 2.19%
Worst quarter: 3Q ’07, –0.89%

S&P/LSTA Performing Loan Index: The S&P/LSTA Performing Loan Index is a subset of the S&P/LSTA leveraged loan index tracking returns in the leveraged loan market and capturing a broad cross-section of the U.S. leveraged loan market including dollar denominated, U.S. syndicated loans to overseas issuers and excluding those in default.

328IPA 7/08